Accounts Receivable net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, net
Balance at beginning of year	$ 4,763,563	$ 4,156,761
Change of allowance for doubtful accounts	1,092,452	727,747
Write off	(1,729,306)	0
Translation adjustments	(104,138)	(120,945)
Balance at end of year	$ 4,022,571	$ 4,763,563